Commitments	6 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Commitments
Note 15. Commitments
The Company has entered into research and development contracts with various third parties in respect of the manufacture of clinical grade
OPT-302
and services for the Phase 3 wet AMD clinical trial. Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	December 31, 2021	June 30, 2021
	US$	US$
Within one year	45,036,888	26,377,778
After one year but not more than five years	4,048,790	2,347,060
After more than five years	—	—

	49,085,678	28,724,838